AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

Prospectus Supplement

GLOBAL GROWTH * INTERNATIONAL GROWTH  * INTERNATIONAL DISCOVERY * EMERGING
MARKETS

Supplement dated May 3, 2000 * Prospectus dated April 1, 2000


The following replaces the chart on page 14 of the Investor Class prospectus.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,            Global Growth          International Discovery(1)
the minimum investments are:   International Growth   Emerging Markets
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Individual or Joint            $2,500                 $10,000
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Traditional IRA                $1,000                 $10,000
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Roth IRA                       $1,000                 $10,000
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Education IRA                  $500                   N/A
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UGMA/UTMA                      $2,500                 $10,000
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403(b)                         $1,000(2)              $10,000
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Qualified Retirement Plan      $2,500(3)              $10,000

(1) This fund is closed to new investors.

(2) For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement plans.

SH-SPL-20744   0005